CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Parenthetical)	9 Months Ended
Dec. 31, 2019 shares
Initial Public Offering [Member]
Net of underwriting discount and offering costs and the fair value of the public warrants	35,000,000
Private Placement Warrants [Member]
Sale of private placement units	810,000